DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Receivables (Details) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current [Abstract]
Turnover tax balance		$ 50,711	$ 0
Income tax credit balance	[1]	42,607	0
VAT credit balance		1,018,621	461,916
Other tax receivables		1,227	15,365
Prepaid expenses		90,714	73,464
Advances to suppliers		1,181,972	2,847,433
Subsidies receivables		143,829	450,523
Other Receivables UT		39,009	45,697
Others		329,387	202,248
Total		2,898,077	4,096,646
Non Current [Abstract]
Turnover tax balance		0	0
Income tax credit balance	[1]	0	0
VAT credit balance		0	0
Other tax receivables		1,401	3,144
Prepaid expenses		0	0
Advances to suppliers		0	0
Subsidies receivables		0	0
Other Receivables UT		0	0
Others		7,603	9,521
Total		$ 9,004	$ 12,665

[1]	Provision, net of advances paid, withholdings and perceptions.